REVENUE	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
REVENUE

5. REVENUE

Disaggregation of revenue

There is significant homogeneity amongst the Company’s revenue-generating activities. In all service lines, the Company provides a “suite of services” to fulfil a customer purchase/service order, encompassing personnel, use of Company equipment, and supplies required to perform the services. 98% of the Company’s revenue is from the MENA region with the majority sourced from governmental customers, predominantly in Oman and Saudi Arabia. Information regularly reviewed by the chief operating decision maker (“CODM”) for evaluating the financial performance of operating segments is focused on the timing of when the services are performed during a well’s lifecycle. Production Services are services performed during the production stage of a well’s lifecycle. Drilling and Evaluation Services are services performed during the pre-production stages of a well’s lifecycle.

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	1-Jan
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018
Revenue by Phase in Well’s Lifecycle:
Production Services	$556,121	$405,654	$215,791	$112,295
Drilling and Evaluation Services	278,025	252,731	132,799	24,732
Total revenue by phase in well’s life cycle	$834,146	$658,385	$348,590	$137,027